Income Taxes (Tables)	2 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020
Statements [Line Items]
Summary of Components of Income Tax Expense (Benefit) as follows
A. Amounts recognised in consolidated statement of profit or loss and other comprehensive (loss)/income

In thousands of euro	2020	2019	2018
Current tax
Current year	(2,186)	(294)	(152)
Other taxes	(431)	(5)	(5)
True up adjustments for taxes for prior years	22,040	7,163	—

Total current tax income	19,423	6,864	(157)

Deferred tax
True up adjustments for taxes for prior years	954	—
Relating to origination and reversal of temporary differences	(2,575)	65	1,108

Total deferred tax	(1,621)	65	1,108

Total tax income recognised in consolidated statement of profit or loss and other comprehensive (loss)/income	17,802	6,929	951

Summary of Movements In Deferred Tax Balances
B. Movements in deferred tax balances

In thousands of euro	2020	2019
Asset
Accruals	—	96
Tax losses	14,213	2,223
Other	202	360

	14,415	2,679

In thousands of euro	2020	2019
Liabilities
Tangible and Intangible fixed assets	(16,031)	(2,520)

	(16,031)	(2,520)

Net deferred tax	(1,616)	159

Summary of Unrecognised Deferred Tax Assets As Follows
Deferred tax assets have not been recognised in respect of the following items, because it is not sufficiently certain at this stage, the amount of future taxable profit that will be available against which the Group can use the benefits therefrom.

In thousands of euro	2020	2019
Tax losses	32,327	24,638
Share options	149	—
Tangible and Intangible fixed assets	1,063	—
Other temporary differences	2,096	—

Total	35,635	24,638

	2020		2019		2018
In thousands of euro	Gross amount	Tax effect	Gross amount	Tax effect	Gross amount	Tax effect
Tax losses	162,574	32,327	60,009	10,224	60,009	10,224

Summary of Tax Losses Carried Forward As Follows
D. Tax losses carried forward
Tax losses for which no deferred tax asset was recognised and expire as follows:

In thousands of euro	2020	2019	2018
Expiry 2021 - 2037	22,770	7,457	249
No expiry	139,804	133,988	59,760

Summary of Reconciliation of Effective Tax Rate As Follows
E. Reconciliation of effective tax rate

In thousands of euro	2020	2020	2019	2019	2018	2018
Loss before tax from continuing operations		(101,017)		(55,025)		(31,140)
Tax rate using the Company’s domestic tax rate	24.94%	(25,194)	24.94%	(13,723)	26,01%	(8,100)
Effect of tax rates in foreign jurisdictions	(4.17%)	4,212	(5.96%)	3,283	(7.36%)	2,375
Non-deductible expenses	(2.70%)	2,727	(0.31%)	172	(0.90%)	280
Tax exempt income/tax incentives	0.85%	(855)	0.03%	(16)	0.17%	(52)
Current year losses for which no deferred tax asset is recognised	(23.46%)	23,696	(19.11%)	10,511	(17.97%)	5,597
True up adjustments for taxes for prior years*	22.76%	(22,994)	13.02%	(7,162)	3.39%	(1,056)
Other domestic taxes	(0.60%)	606	(0.01%)	6	(0.02%)	5

Income tax income	17.62%	(17,802)	12.59%	(6,929)		(951)

*	True up adjustment for taxes for prior years relate to changes in estimates to UK R&D claims for prior periods, which were calculated and submitted in 2020.

Arrival Group [Member]
Statements [Line Items]
Summary of Unrecognised Deferred Tax Assets As Follows
A. Unrecognised deferred tax assets
Deferred tax assets have not been recognised in respect of the following items, because it is not sufficiently certain at this stage, the amount of future taxable profit that will be available against which the Company can use the benefits therefrom.

In thousands of euro	2020
Tax losses	(3,387)

Total	(3,387)

	2020
In thousands of euro	Gross amount	Tax effect
Tax losses	3,387	845

Summary of Tax Losses Carried Forward As Follows	B. Tax losses carried forward Tax loses for which no deferred tax asset was recognised and expire as follows:

In thousands of euro	2020
Expiry in 2037	3,387

Summary of Reconciliation of Effective Tax Rate As Follows
C. Reconciliation of effective tax rate

In thousands of euro		2020
Loss before tax from continuing operations		(3,387)
Tax rate using the Company’s domestic tax rate	24.94%	(845)
Current year losses for which no deferred tax asset is recognised	(24.94%)	845

Income tax expense		—